Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Parenthetical) (Detail) - Credit risk [member] - On balance sheet risk [member]
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	47.00%	42.00%
Number of companies above threshold percentage	0.00	0.00
Number of companies above threshold percentage	No industry accounts for more than 47% (October 31, 2017 - 42%) of total on-balance sheet credit instruments.
On balance sheet assets other than derivatives [member] | Ontario Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	54.00%	50.00%
On balance sheet assets other than derivatives [member] | Prairies Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	18.00%	19.00%
On balance sheet assets other than derivatives [member] | British Columbia and the Territories [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	14.00%	15.00%
On balance sheet assets other than derivatives [member] | Quebec [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	11.00%
Committed and uncommitted [member] | Retail [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	42.00%	39.00%
Committed and uncommitted [member] | Wholesale [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	58.00%	61.00%
Committed and uncommitted [member] | Wholesale [member] | Non-bank financial services [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	15.00%	9.00%
Committed and uncommitted [member] | Wholesale [member] | Utilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	13.00%	9.00%
Committed and uncommitted [member] | Wholesale [member] | Technology & media [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	11.00%	8.00%
Committed and uncommitted [member] | Wholesale [member] | Consumer goods [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	9.00%	6.00%
Committed and uncommitted [member] | Wholesale [member] | Real estate & related [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	8.00%	9.00%